Condensed financial information of the parent company - Balance Sheets - Parentheticals (Details) - $ / shares	Mar. 31, 2022	Mar. 30, 2022	Sep. 30, 2021	Jul. 22, 2021	Jul. 21, 2021	Mar. 31, 2021	Mar. 30, 2021	Sep. 12, 2020	Sep. 11, 2020
Parent Company Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.025	$ 0.001	$ 0.025	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized	24,000,000	600,000,000	24,000,000	600,000,000	200,000,000			200,000,000	20,000,000
Common stock, shares issued	23,906,985	597,780,383	22,311,215				557,780,383
Common stock, shares outstanding	23,906,985	597,780,383	22,311,215			22,311,215	557,780,383
Reportable legal entity | FAMI
Parent Company Balance Sheets
Common stock, par or stated value per share (in dollars per share)	$ 0.025		$ 0.025
Common stock, shares authorized	24,000,000		24,000,000
Common stock, shares issued	23,906,985		22,311,215
Common stock, shares outstanding	23,906,985		22,311,215